LVO-Q3

Quarterly Report
May 31, 2026
MFS®  Low Volatility Global
Equity Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 3.4%
General Dynamics Corp.	13,435	$4,659,527
Leidos Holdings, Inc.	8,416	1,075,565
Singapore Technologies Engineering Ltd.	280,200	2,498,473
Teledyne Technologies, Inc. (a)	3,091	1,915,894
		$10,149,459
Auto & Auto Components – 0.7%
USS Co. Ltd.	196,800	$2,171,701
Brokerage & Asset Managers – 0.5%
Ameriprise Financial, Inc.	3,400	$1,515,414
Business Services – 5.5%
Accenture PLC, “A”	9,246	$1,729,649
Amano Corp.	117,400	2,634,525
CGI, Inc.	26,841	1,872,965
Cognizant Technology Solutions Corp., “A”	36,602	2,040,744
OBIC Co. Ltd.	50,800	1,272,352
Otsuka Corp.	223,800	4,059,638
Scout24 AG	31,782	2,678,345
		$16,288,218
Chemicals – 0.5%
RPM International, Inc.	13,261	$1,405,268
Construction – 0.4%
AvalonBay Communities, Inc., REIT	7,130	$1,301,296
Consumer Products – 4.2%
Colgate-Palmolive Co.	79,888	$7,200,305
Kimberly-Clark Corp.	19,998	1,951,805
Procter & Gamble Co.	21,745	3,121,712
		$12,273,822
Consumer Services – 1.4%
Booking Holdings, Inc.	9,355	$1,566,308
Compass Group PLC	80,686	2,595,668
		$4,161,976
Containers – 0.8%
Viscofan S.A.	34,083	$2,361,411
Diversified Financial Services – 1.8%
IG Group Holdings PLC	106,949	$2,585,306
Mastercard, Inc., “A”	3,052	1,507,627
Visa, Inc., “A”	3,858	1,259,097
		$5,352,030
Electrical Equipment – 1.1%
TE Connectivity PLC	15,001	$3,201,363
Energy - Independent – 3.6%
Aker BP ASA	47,199	$1,697,775
Eni S.p.A.	217,300	5,710,424
Suncor Energy, Inc.	27,530	1,720,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
TotalEnergies SE	17,632	$1,546,149
		$10,675,060
Food & Beverages – 4.7%
Arca Continental S.A.B. de C.V.	158,261	$2,055,102
General Mills, Inc.	48,007	1,623,117
Gruma S.A.B. de C.V.	94,888	1,591,373
Mondelez International, Inc.	25,225	1,543,013
Orion Corp.	52,629	4,526,024
PepsiCo, Inc.	16,612	2,395,284
		$13,733,913
Food & Drug Stores – 0.9%
Tesco PLC	437,201	$2,532,925
Forest & Paper Products – 0.9%
Suzano S.A.	316,900	$2,632,798
Global Systemically Important Banks – 2.2%
JPMorgan Chase & Co.	12,092	$3,619,257
Royal Bank of Canada	6,313	1,196,503
Toronto-Dominion Bank	13,901	1,590,601
		$6,406,361
Hardware, Peripherals, & Assembly – 3.8%
Apple, Inc.	13,209	$4,122,000
Hitachi Ltd.	40,700	1,320,166
SS&C Technologies Holdings, Inc.	21,644	1,461,403
Venture Corp. Ltd.	310,200	4,375,005
		$11,278,574
Health Maintenance Organizations – 0.9%
Cigna Group	9,393	$2,605,618
Insurance – 3.3%
Chubb Ltd.	8,065	$2,514,102
Everest Group Ltd.	10,719	3,473,278
Hartford Insurance Group, Inc.	9,800	1,245,874
MetLife, Inc.	29,146	2,410,083
		$9,643,337
Interactive Media Services – 2.4%
Alphabet, Inc., “A”	18,623	$7,083,072
Machinery & Tools – 0.9%
Roper Technologies, Inc.	7,897	$2,570,710
Medical & Health Technology & Services – 4.3%
Encompass Health Corp.	21,864	$2,314,304
McKesson Corp.	10,304	7,650,102
Ventas, Inc., REIT	30,742	2,595,240
		$12,559,646
Medical Equipment – 1.9%
Becton, Dickinson and Co.	10,622	$1,562,709
Fisher & Paykel Healthcare Corp. Ltd.	62,075	1,386,204
Medtronic PLC	15,288	1,128,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
STERIS PLC	6,497	$1,382,107
		$5,459,427
Metals & Mining – 1.6%
Franco-Nevada Corp.	20,219	$4,683,669
Natural Gas - Pipeline – 0.7%
Enbridge, Inc.	35,191	$1,930,764
Network & Telecom – 0.4%
Motorola Solutions, Inc.	3,102	$1,250,975
Non-Global Systemically Important Banks – 3.9%
American Express Co.	4,575	$1,447,850
Banco Bilbao Vizcaya Argentaria S.A.	55,117	1,292,841
Banco de Oro Unibank, Inc.	1,489,489	2,759,052
DBS Group Holdings Ltd.	121,940	6,004,082
		$11,503,825
Pharmaceuticals & Biotechnology – 8.2%
AbbVie, Inc.	5,732	$1,247,971
Gilead Sciences, Inc.	8,315	1,117,786
Johnson & Johnson	37,680	8,490,434
Merck & Co., Inc.	14,192	1,684,874
Pfizer, Inc.	49,857	1,305,256
Roche Holding AG	20,639	8,707,223
Vertex Pharmaceuticals, Inc. (a)	3,727	1,667,982
		$24,221,526
Pollution Control – 0.9%
Republic Services, Inc.	13,304	$2,666,654
Real Estate – 2.4%
NNN REIT, Inc.	59,782	$2,660,897
Regency Centers Corp., REIT	22,442	1,735,888
W.P. Carey, Inc., REIT	34,066	2,535,192
		$6,931,977
Restaurants – 0.3%
Aramark	17,020	$908,528
Retail & E-commerce – 3.8%
AutoZone, Inc. (a)	355	$1,041,993
Dollarama, Inc.	25,856	3,306,432
O'Reilly Automotive, Inc. (a)	17,639	1,532,476
Ross Stores, Inc.	9,784	2,267,247
TJX Cos., Inc.	20,003	3,095,464
		$11,243,612
Semiconductor & Electronic Components – 6.1%
Analog Devices, Inc.	18,398	$7,614,012
KLA Corp.	1,109	2,131,177
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,898	8,326,318
		$18,071,507

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 5.3%
Autodesk, Inc. (a)	12,095	$2,797,695
Check Point Software Technologies Ltd. (a)	6,089	822,319
Constellation Software, Inc.	1,625	3,327,240
Intuit, Inc.	2,666	883,859
Microsoft Corp.	14,384	6,476,252
Tyler Technologies, Inc. (a)	4,455	1,395,083
		$15,702,448
Telecom Services – 5.5%
Advanced Info Service Public Co. Ltd.	154,000	$1,670,364
KDDI Corp.	224,300	3,856,752
Koninklijke KPN N.V.	1,390,055	7,240,993
Orange S.A.	110,528	2,312,177
Spark New Zealand Ltd.	981,554	1,152,095
		$16,232,381
Tobacco – 0.8%
British American Tobacco PLC	39,887	$2,466,093
Transportation & Logistics – 2.4%
International Container Terminal Services, Inc.	291,880	$3,565,724
Sankyu, Inc.	41,100	2,317,125
West Japan Railway Co.	66,800	1,102,463
		$6,985,312
Utilities – 6.7%
Ameren Corp.	22,966	$2,479,639
Atmos Energy Corp.	8,304	1,404,455
CLP Holdings Ltd.	636,500	6,213,203
Companhia de Saneamento Basico do Estado de Sao Paulo	1	6
Duke Energy Corp.	18,455	2,264,982
Evergy, Inc.	25,247	2,071,264
Italgas S.p.A.	208,240	2,444,699
Xcel Energy, Inc.	37,373	2,971,153
		$19,849,401
Total Common Stocks		$292,012,071

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,938	$0

Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.69% (v)	1,789,905	$1,790,084

Other Assets, Less Liabilities – 0.3%		886,436
Net Assets – 100.0%		$294,688,591

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,790,084 and
$292,012,071, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$157,898,292	$—	$—	$157,898,292
Canada	19,628,886	0	—	19,628,886
Japan	18,734,722	—	—	18,734,722
Singapore	12,877,560	—	—	12,877,560
United Kingdom	10,179,992	—	—	10,179,992
Switzerland	8,707,223	—	—	8,707,223
Taiwan	8,326,318	—	—	8,326,318
Italy	8,155,123	—	—	8,155,123
Netherlands	7,240,993	—	—	7,240,993
Other Countries	40,262,962	—	—	40,262,962
Investment Companies	1,790,084	—	—	1,790,084
Total	$293,802,155	$0	$—	$293,802,155
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$427,643	$39,516,441	$38,154,112	$154	$(42)	$1,790,084

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$44,454	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
United States	54.5%
Canada	6.7%
Japan	6.4%
Singapore	4.4%
United Kingdom	3.4%
Switzerland	2.9%
Taiwan	2.8%
Italy	2.8%
Netherlands	2.5%
Other Countries	13.6%